Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Held-to-maturity securities
Amortized cost	2	2
Available-for-sale securities
Amortized cost	3,411	3,528
Gross unrealized gains	262	123
Gross unrealized losses	1	1
Fair value	3,672	3,650
Debt securities
Held-to-maturity securities
Amortized cost	2	2
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	2
Available-for-sale securities
Amortized cost	3,184	3,445
Gross unrealized gains	91	114
Gross unrealized losses	1	1
Fair value	3,274	3,558
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost		1
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		1
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	2	2
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	2
Available-for-sale securities
Amortized cost	2,860	2,916
Gross unrealized gains	91	113
Gross unrealized losses	1	1
Fair value	2,950	3,028
Corporate debt securities
Available-for-sale securities
Amortized cost	291	352
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	291	352
Collateralized debt obligations
Available-for-sale securities
Amortized cost	33	176
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	33	177
Equity securities
Available-for-sale securities
Amortized cost	227	83
Gross unrealized gains	171	9
Gross unrealized losses	0	0
Fair value	398	92
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	220	68
Gross unrealized gains	171	8
Gross unrealized losses	0	0
Fair value	391	76
Industry and all other
Available-for-sale securities
Amortized cost	7	15
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	7	16